Inventories	9 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventories

4.	Inventories:

The amounts in the accompanying consolidated balance sheets as at December 31, 2016 and September 30, 2017 are analyzed as follows:

	December 31, 2016	September 30, 2017
Lubricants	$479	$408
Bunkers	694	400
Total	$1,173	$808